Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax

Income taxes were as follows for the years ended December 31:

	2017	2016	2015
Current	$5,414	$6,449	$5,191
Deferred	435	170	(410)
Change in corporate tax rate	511	—	—
Income taxes	$6,360	$6,619	$4,781

Effective Tax Rates Differ from Statutory Federal Income Tax Rate

Effective tax rates differ from the statutory federal income tax rate of 35% in 2017 and 2016 and 34% in 2015 due to the following:

	2017	2016	2015
Income taxes computed at the statutory federal tax rate	$7,781	$8,343	$5,959
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,107)	(946)	(900)
Low income housing tax credit	(686)	(435)	(303)
Cash surrender value of BOLI	(201)	(197)	(159)
Change in corporate tax rate	511	—	—
Other	62	(146)	184
Income tax expense	$6,360	$6,619	$4,781

Summary of Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2017	2016
Deferred tax assets
Allowance for loan losses	$2,848	$4,640
Deferred compensation	1,213	1,762
Intangible assets	95	187
Pension costs	—	277
Other	141	102
Deferred tax asset	4,297	6,968
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(275)	(97)
Discount accretion on securities	(43)	(58)
Purchase accounting adjustments	(536)	(1,091)
FHLB stock dividends	(1,053)	(1,705)
Unrealized gain on securities available for sale	(847)	(1,035)
Pension costs	(293)	—
Prepaids	(320)	—
Other	(166)	(256)
Deferred tax liability	(3,533)	(4,242)
Net deferred tax asset	$764	$2,726